Summary of Significant Accounting Policies (Details) - Schedule of Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Insurance Brokerage Business [Member] | Distribution Business [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.
Asset Management Business [Member] | Platform Business [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Providing access to financial products and services to licensed brokers.
Asset Management Business One [Member] | Platform Business One [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Providing operational support for the submission and processing of product applications.
Asset Management Business Two [Member] | Platform Business Two [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Asset Management Business Three [Member] | Platform Business Three [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Providing training resources and materials.
Asset Management Business Four [Member] | Platform Business Four [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.
Money lending service [Member] | Platform Business [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
Real estate agency service [Member] | Platform Business [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Solicitation of real estate sales for the developers, in exchange for commissions.
Investment Holding [Member] | Fintech Business [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Managing an ensemble of fintech investments.	Managing an ensemble of fintech investments
Investment Holding [Member] | Healthcare Business [Member]
Schedule of Operating Segments [Line Items]
Scope of Service	Managing an ensemble of healthcare-related investments.	Managing an ensemble of healthcare-related investments